Basis of presentation and consolidation (Details)	Dec. 31, 2025	Dec. 31, 2024
Curaleaf International Holdings Limited
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	68.50%
Curaleaf, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	0.00%	0.00%
Northern Green Canada Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Bloom Fungibles, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Focused Employer, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf International Limited
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Four20 Pharma GmbH
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	55.00%	55.00%
Four20 Pharma GmbH | Four20 Pharma GmbH Sellers
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	45.00%
CLF AZ, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
CLF NY, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf CA, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf KY, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf Massachusetts, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf MD, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf OGT, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf PA, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Focused Investment Partners, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
CLF Maine, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
PalliaTech CT, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
PalliaTech Florida, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
PT Nevada, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
CLF Sapphire Holdings, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf NJ II, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
GR Companies, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
CLF MD Employer, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
MI Health, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf Compassionate Care VA, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf UT, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf Processing, Inc
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Virginia's Kitchen, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Cura CO LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf DH, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
Curaleaf Stamford, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
CLF Holdings Alabama, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	100.00%	100.00%
IL Business Holding Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	0.00%	0.00%
Alternative Therapies Group II, Inc
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	0.00%	0.00%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	0.00%	100.00%
Curaleaf Hemp, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	0.00%	100.00%